Debt - Loan and Security Agreement (Details) (USD $) In Millions, except Share data, unless otherwise specified			1 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2012 December 2009 Loan and Security Agreement Debt [Member]	Dec. 31, 2009 Term Loan [Member] December 2009 Loan and Security Agreement Debt [Member] installment	Jul. 31, 2012 Revolving Credit Facility [Member] December 2009 Loan and Security Agreement Debt [Member]	Dec. 31, 2009 Revolving Credit Facility [Member] December 2009 Loan and Security Agreement Debt [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] December 2009 Loan and Security Agreement Debt [Member]	Jul. 31, 2012 Revolving Credit Facility [Member] December 2009 Loan and Security Agreement Debt [Member] Prime Rate [Member]	Dec. 31, 2009 Revolving Credit Facility [Member] December 2009 Loan and Security Agreement Debt [Member] Prime Rate [Member]	Sep. 30, 2010 Equipment Line of Credit [Member] December 2009 Loan and Security Agreement Debt [Member]	Jun. 30, 2010 Equipment Line of Credit [Member] December 2009 Loan and Security Agreement Debt [Member]	Jun. 30, 2010 Equipment Line of Credit and Term Loan [Member] December 2009 Loan and Security Agreement Debt [Member]	Dec. 31, 2012 Redeemable Convertible Series C Preferred Stock [Member]	Dec. 31, 2009 Redeemable Convertible Series C Preferred Stock [Member] December 2009 Loan and Security Agreement Debt [Member]
Debt Instrument [Line Items]
Face amount		$ 4.3
Maximum borrowing capacity			6.0	4.3					1.0	4.3
Interest rate		7.00%		4.75%					7.25%
Basis spread on variable rate						1.00%	0.75%
Number of equal installments		36
Term of debt				364 days
Proceeds from line of credit				2.3	1.0			0.3
Increase in borrowing capacity			1.7
Shares available to purchase under warrant											4,586,121	173,358
Warrants exercise price												0.685
Payment of principal plus interest, term									36 months
Future principal payments for 2013	$ 3.4